File Number:
85-10221

For the reporting period ended December 31, 2001

02004568

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM TA-2

FORM FOR REPORTING ACTIVITIES OF TRANSFER AGENTS REGISTERED PURSUANT TO SECTION 17A OF THE SECURITIES EXCHANGE ACT OF 1934

ATTENTION: INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

RECEIVED MAR 29 2002

1. Full name of Registrant as stated in Question 3 of Form TA-1: (Do not use Form TA-2 to change name or address.) ~~Norwest Bank Minnesota National Association~~

Wells Fargo Bank Minnesota, National Association

2. a. During the reporting period, has the Registrant engaged a service company to perform any of its transfer agent functions? (Check appropriate box.)

☐ All ☐ Some ☒ None

b. If the answer to subsection (a) is all or some, provide the name(s) and transfer agent file number(s) of all service company(ies) engaged:

Name of Transfer Agent(s):	File No. (beginning with 84- or 85-):

PROCESSED
AUG 12 2002
THOMSON FINANCIAL

c. During the reporting period, has the Registrant been engaged as a service company by a named transfer agent to perform transfer agent functions?

☒ Yes ☐ No

d. If the answer to subsection (c) is yes, provide the name(s) and file number(s) of the named transfer agent(s) for which the Registrant has been engaged as a service company to perform transfer agent functions: (If more room is required, please complete and attach the Supplement to Form TA-2.)

Name of Transfer Agent(s):	File No. (beginning with 84- or 85-):
See attached	

III. Federal Information Law and Requirements.

SEC's Collection of Information: An agency may not conduct or sponsor, and a person is not required to respond to, a collection of information unless it displays a currently valid control number. Under Sections 17, 17A(c) and 23(a) of the Act and the rules and regulations thereunder, the SEC is authorized to solicit from registered transfer agents the information required to be supplied on Form TA-2. The filing of this Form is mandatory for all registered transfer agents. The information will be used for the principal purpose of regulating registered transfer agents but may be used for all routine uses of the SEC or of the ARAs. Information supplied on this Form will be included routinely in the public files of the ARAs and will be available for inspection by any interested person. Any member of the public may direct to the SEC any comments concerning the accuracy of the burden estimate on the application facing page of this Form, and any suggestions for reducing this burden. The Office of Management and Budget has reviewed this collection of information in accordance with the clearance requirements of 44 U.S.C. 3507. The applicable Privacy Act system of records is SEC-2. Form TA-2 is subject to the routine uses set forth at 40 FR 39255 (Aug. 27, 1975) and 41 FR 5318 (Feb. 5, 1976).

3. a. Registrant's appropriate regulatory agency (ARA): (Check one box only.)

- [X] Comptroller of the Currency
- [ ] Federal Deposit Insurance Corporation
- [ ] Board of Governors of the Federal Reserve System
- [ ] Securities and Exchange Commission

b. During the reporting period, has the Registrant amended Form TA-1 within 60 calendar days following the date on which information reported therein became inaccurate, incomplete, or misleading? (Check appropriate box.)

- [X] Yes, filed amendment(s)
- [ ] No, failed to file amendment(s)
- [ ] Not applicable

c. If the answer to subsection (b) is no, provide an explanation:

___

___

___

___

If the response to any of questions 4-11 below is none or zero, enter "0."

4. Number of items received for transfer during the reporting period: 372,100

5. a. Total number of individual securityholder accounts, including accounts in the Direct Registration System (DRS), dividend reinvestment plans and/or direct purchase plans as of December 31: 2,473,280

b. Number of individual securityholder dividend reinvestment plan and/or direct purchase plan accounts as of December 31: 695,821

c. Number of individual securityholder DRS accounts as of December 31: 592,168

d. Approximate percentage of individual securityholder accounts from subsection (a) in the following categories as of December 31:

Corporate Equity Securities	Corporate Debt Securities	Open-End Investment Company Securities	Limited Partnership Securities	Municipal Debt Securities	Other Securities
97.3%	1.13%	0	0	1.57%	0

6. Number of securities issues for which Registrant acted in the following capacities, as of December 31:

	Corporate Securities		Open-End Investment Company Securities	Limited Partnership Securities	Municipal Debt Securities	Other Securities
	Equity	Debt				
a. Receives items for transfer and maintains the master securityholder files:	1,117	10,393	--	--	52,185	--
b. Receives items for transfer but does not maintain the master securityholder files:	6	--	--	--	--	--
c. Does not receive items for transfer but maintains the master securityholder files:	0	--	--	--	--	--

7. Scope of certain additional types of activities performed:

a. Number of issues for which dividend reinvestment plan and/or direct purchase plan services were provided, as of December 31: 102

b. Number of issues for which DRS services were provided, as of December 31: 13

c. Dividend disbursement and interest paying agent activities conducted during the reporting period:

i. number of issues 61,299

ii. amount (in dollars) $34,780,656,175.93

8. a. Number and aggregate market value of securities aged record differences, existing for more than 30 days, as of December 31:

	Prior Transfer Agent(s) (If applicable)	Current Transfer Agent
i. Number of issues	4	5
ii. Market value (in dollars)	25,495	29,872

b. Number of quarterly reports regarding buy-ins filed by the Registrant with its ARA (including the SEC) during the reporting period pursuant to Rule 17Ad-11(c)(2): 0

c. During the reporting period, did the Registrant file all quarterly reports regarding buy-ins with its ARA (including the SEC) required by Rule 17Ad-11(c)(2)?

☒ Yes ☐ No

d. If the answers to subsection (c) is no, provide an explanation for each failure to file:

9. a. During the reporting period, has the Registrant always been in compliance with the turnaround time for routine items as set forth in Rule 17Ad-2?

☒ Yes ☐ No

If the answer to subsection (a) is no, complete subsections (i) through (ii).

i. Provide the number of months during the reporting period in which the Registrant was not in compliance with the turnaround time for routine items according to Rule 17Ad-2. ....

ii. Provide the number of written notices Registrant filed during the reporting period ~~with the~~ SEC and with its ARA that reported its noncompliance with turnaround time for routine items according to Rule 17Ad-2. ....

10. Number of open-end investment company securities purchases and redemptions (transactions) excluding dividend, interest and distribution postings, and address changes processed during the reporting period:

a. Total number of transactions processed: 0

b. Number of transactions processed on a date other than date of receipt of order (as ofs): 0

11. a. During the reporting period, provide the date of all database searches conducted for lost securityholder accounts listed on the transfer agent's master securityholder files, the number of lost securityholder accounts for which a database search has been conducted, and the number of lost securityholder accounts for which a different address has been obtained as a result of a database search:

Date of Database Search	Number of Lost Securityholder Accounts Submitted for Database Search	Number of Different Addresses Obtained from Database Search
See attached		

b. Number of lost securityholder accounts that have been remitted to states during the reporting period: 35,559

SIGNATURE: The Registrant submitting this Form, and the person signing the Form, hereby represent that all the information contained in the Form is true, correct, and complete.

Manual signature of Official responsible for Form:	Title: Senior Counsel Telephone number: (612) 667-0628
Name of Official responsible for Form: (First name, Middle name, Last name) Gordon John Glaza	Date signed (Month/Day/Year): March 27, 2002

File Number 85-10221	Supplement to Form TA-2
For the reporting period ended December 31, 2001	Full Name of Registrant Wells Fargo Bank Minnesota, National Association

Use this schedule to provide the name(s) and file number(s) of the named transfer agent(s) for which the Registrant has been engaged as a service company to perform transfer agent functions:

Name(s):	File No. (beginning with 84- or 85-):
See attached	

Form TA-2 Attachment

Response to Subsection 2(d) as of December 31, 2001

REGISTRANT	File No.
Wells Fargo Bank Minnesota, N.A.	85-10221

NAME OF TRANSFER AGENTS	File No.
Wells Fargo Bank, N.A.	85-10133
Wells Fargo Bank Arizona, N.A.	85-11379
Wells Fargo Bank Indiana, N.A.	85-10285
Wells Fargo Bank Iowa, N.A.	85-10424
Wells Fargo Bank Montana, N.A.	85-11380
Wells Fargo Bank Nebraska, N.A.	85-11381
Wells Fargo Bank New Mexico, N.A.	85-11306
Wells Fargo Bank Northwest, N.A.	85-10988
Wells Fargo Bank Texas, N.A.	85-11206
Wells Fargo Bank West, N.A.	85-10641
Wells Fargo Bank Wisconsin, N.A.	85-11294
Wells Fargo Bank Wyoming, N.A.	85-10812

Form TA-2 Attachment

Wells Fargo Bank Minnesota, N.A. **File No. 85-10221**

Response to Subsection 11(a) as of December 31, 2001

Summary of Lost Debt Securityholder Searches

Date of Database Search	Lost Debt Securityholder Accounts Searched	Number of Different Addresses Obtained from Search
January 2001	23	2
February 2001	34	2
March 2001	18	3
April 2001	2	3
May 2001	16	2
June 2001	14	1
July 2001	23	4
August 2001	25	3
September 2001	19	0
October 2001	22	0
November 2001	102	30
December 2001	27	1
Totals	325	51

Form TA-2 Attachment

Wells Fargo Bank Minnesota, N.A. **File No. 85-10221**

Response to Subsection 11(a) as of December 31, 2001

Summary of Lost Equity Securityholder Searches

(See chart on next page.)

Form TA-2 Attachment

Database Search Date	Lost Equity Holders	Different Addresses Located
01/04/2001	59	33
02/06/2001	5	4
02/07/2001	10	1
02/12/2001	2	1
02/15/2001	879	542
02/16/2001	1502	940
02/19/2001	190	129
02/20/2001	1797	1063
02/22/2001	416	252
02/26/2001	1892	982
02/27/2001	1498	825
03/05/2001	43	27
03/08/2001	1398	924
03/09/2001	210	104
03/12/2001	383	277
03/15/2001	12	9
03/20/2001	674	453
03/22/2001	378	206
03/23/2001	12	10
03/26/2001	2369	1272
03/27/2001	1	0
04/17/2001	1961	1141
04/24/2001	232	157
06/20/2001	28	6
08/09/2001	3	1
08/27/2001	1459	878
08/29/2001	1129	624
09/02/2001	490	247
09/04/2001	59	40
09/07/2001	1194	663
09/10/2001	190	112
09/14/2001	526	271
09/20/2001	3318	1939
09/24/2001	1	0
09/28/2001	769	574
10/01/2001	3	1
10/02/2001	142	48
10/03/2001	2	1
10/09/2001	983	531
10/11/2001	2	2
10/16/2001	731	498
10/19/2001	1	1
10/22/2001	1	1
10/24/2001	1	0
10/29/2001	2	2
10/30/2001	3	2
11/02/2001	1442	937
11/05/2001	890	393

Compiled by Wells Fargo, February 20, 2002

Form TA-2 Attachment

Database Search Date	Lost Equity Holders	Different Addresses Located
11/06/2001	1	1
11/07/2001	84	17
11/08/2001	1476	974
11/09/2001	801	507
11/12/2001	629	299
11/13/2001	663	428
11/14/2001	24	16
11/29/2001	1	1
12/03/2001	155	100
12/07/2001	49	37
12/11/2001	1	1
12/17/2001	14	7
12/26/2001	4	4
12/27/2001	1	1
TOTALS	33195	19517

Compiled by Wells Fargo, February 20, 2002